Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	17.00%	18.00%	22.00%